Stock-based compensation (Range of Exercise Prices) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 9.56
Maximum price of options outstanding, End of the period (in dollars per share)	$ 38.40
Options outstanding, Ending balance (in shares)	99,639,098
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 9 months 18 days
Weighted-average exercise price per share (in dollars per share)	$ 27.73
Number exercisable, Ending Balance (in dollars per share)	68,534,425
Options exercisable, Weighted-average exercise price per share	$ 27.30
Range Of Exercise Prices $9.56 to 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 9.56
Maximum price of options outstanding, End of the period (in dollars per share)	$ 10.00
Options outstanding, Ending balance (in shares)	4,882
Options outstanding, Weighted-average remaining contractual life (in years)	9 months 3 days
Weighted-average exercise price per share (in dollars per share)	$ 9.56
Number exercisable, Ending Balance (in dollars per share)	4,882
Options exercisable, Weighted-average exercise price per share	$ 9.56
Range Of Exercise Prices $10.01 to $20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 10.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 20.00
Options outstanding, Ending balance (in shares)	13,179,570
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 6 months 10 days
Weighted-average exercise price per share (in dollars per share)	$ 15.32
Number exercisable, Ending Balance (in dollars per share)	9,619,657
Options exercisable, Weighted-average exercise price per share	$ 15.43
Range Of Exercise Prices $20.01 to 30.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 20.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 30.00
Options outstanding, Ending balance (in shares)	34,637,310
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 9 months 26 days
Weighted-average exercise price per share (in dollars per share)	$ 24.86
Number exercisable, Ending Balance (in dollars per share)	27,154,258
Options exercisable, Weighted-average exercise price per share	$ 25.33
Range Of Exercise Prices $30.01 to 38.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 30.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 38.40
Options outstanding, Ending balance (in shares)	51,817,336
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 10 months 8 days
Weighted-average exercise price per share (in dollars per share)	$ 32.81
Number exercisable, Ending Balance (in dollars per share)	31,755,628
Options exercisable, Weighted-average exercise price per share	$ 32.59